Intangible Assets - Average Remaining Amortization Period (Details)	12 Months Ended
Dec. 31, 2022
Alcohol Licenses
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	12 years
Bottom of range | Technology Costs and Management Systems
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	2 years
Bottom of range | Customer Relationships
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	10 years
Top of range | Technology Costs and Management Systems
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	10 years
Top of range | Customer Relationships
Disclosure of intangible assets material to entity [line items]
Average Remaining Period Intangible Assets Subject to Amortization	25 years